Item 1    Schedule of Investments

 T. Rowe Price Mid-Cap Growth Fund
 Unaudited                                                      March 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                            Shares         Value
 (Cost and value in $ 000s)

 COMMON STOCKS  94.6%
 CONSUMER DISCRETIONARY  14.8%
 Auto Components  1.3%
 Gentex                                                3,300,000     105,270

 TRW *++*                                              3,250,000     59,990

                                                                     165,260

 Hotels, Restaurants & Leisure  2.2%
 Fairmont Hotels +                                     4,000,000     132,560

 PF Chang's China Bistro *                             1,000,000     59,800

 The Cheesecake Factory *                              2,625,000     93,056

                                                                     285,416

 Household Durables  0.6%
 Garmin                                                1,750,000     81,060

                                                                     81,060

 Leisure Equipment & Products  1.1%
 Brunswick                                             3,200,000     149,920

                                                                     149,920

 Media  4.4%
 Catalina Marketing                                    1,950,000     50,505

 Citadel Broadcasting *+                               8,000,000     109,840

 Cox Radio, Class A *                                  2,600,000     43,706

 Entercom Communications *                             1,200,000     42,624

 Getty Images *                                        500,000       35,555

 Rogers Communications, Class B                        4,500,000     122,580

 Scholastic *                                          1,700,000     62,713

 Univision Communications, Class A *                   2,418,500     66,968

 XM Satellite Radio Holdings, Class A *                1,400,000     44,100

                                                                     578,591

 Multiline Retail  1.3%
 Dollar General                                        2,400,000     52,584

 Family Dollar Stores                                  3,900,000     118,404

                                                                     170,988

 Specialty Retail  3.9%
 Best Buy                                              1,750,000     94,518

 O'Reilly Automotive *                                 1,600,000     79,248

 PETsMART                                              3,900,000     112,125

 Ross Stores                                           3,000,000     87,420

 Tiffany                                               1,600,000     55,232

 Williams-Sonoma *                                     2,000,000     73,500

                                                                     502,043

 Total Consumer Discretionary                                        1,933,278

 CONSUMER STAPLES  1.6%
 Beverages  0.7%
 Cott *+                                               3,750,000     90,863

                                                                     90,863

 Food & Staples Retailing  0.9%
 Shoppers Drug Mart (CAD)                              1,600,000     53,384

 Whole Foods Market                                    600,000       61,278

                                                                     114,662

 Total Consumer Staples                                              205,525

 ENERGY  7.5%
 Energy Equipment & Services  3.5%
 BJ Services                                           3,250,000     168,610

 Diamond Offshore Drilling                             1,000,000     49,900

 FMC Technologies *                                    2,850,000     94,563

 Smith International                                   2,300,000     144,279

                                                                     457,352

 Oil & Gas  4.0%
 EOG Resources                                         2,600,000     126,724

 Murphy Oil                                            1,700,000     167,841

 Western Gas Resources                                 2,400,000     82,680

 XTO Energy                                            4,266,666     140,117

                                                                     517,362

 Total Energy                                                        974,714

 FINANCIALS  8.3%
 Capital Markets  3.5%
 AmeriTrade *                                          8,400,000     85,764

 Eaton Vance                                           4,000,000     93,760

 Federated Investors, Class B                          1,500,000     42,465

 Investors Financial Services                          1,100,000     53,801

 Legg Mason                                            1,200,000     93,768

 Waddell & Reed Financial, Class A +                   4,225,000     83,402

                                                                     452,960

 Commercial Banks  0.2%
 Silicon Valley Bancshares *                           600,000       26,436

                                                                     26,436

 Consumer Finance  0.6%
 Moneygram International +                             4,300,000     81,227

                                                                     81,227

 Diversified Financial Services  1.3%
 CapitalSource *                                       3,600,000     82,800

 Principal Financial Group                             2,100,000     80,829

                                                                     163,629

 Insurance  2.4%
 Assurant                                              4,000,000     134,800

 Axis Capital Holdings                                 2,000,000     54,080

 Protective Life                                       1,100,000     43,230

 Willis Group Holdings                                 2,300,000     84,801

                                                                     316,911

 Thrifts & Mortgage Finance  0.3%
 Radian                                                900,000       42,966

                                                                     42,966

 Total Financials                                                    1,084,129

 HEALTH CARE  18.3%
 Biotechnology  5.0%
 Abgenix *                                             2,250,000     15,750

 Alkermes *                                            2,250,000     23,355

 Amylin Pharmaceuticals *                              1,400,000     24,486

 Celgene *                                             1,200,000     40,860

 Cephalon *                                            2,250,000     105,367

 Eyetech Pharmaceuticals *                             650,000       17,875

 Gilead Sciences *                                     3,300,000     118,140

 Human Genome Sciences *                               2,300,000     21,206

 ImClone Systems *                                     650,000       22,425

 MedImmune *                                           6,800,000     161,908

 Neurocrine Biosciences *                              1,300,000     49,478

 Protein Design Labs *                                 2,000,000     31,980

 Vertex Pharmaceuticals *                              2,250,000     21,060

                                                                     653,890

 Health Care Equipment & Supplies  3.5%
 Bausch & Lomb                                         500,000       36,650

 Edwards Lifesciences *                                2,000,000     86,440

 Gen-Probe *                                           1,000,000     44,560

 INAMED *                                              550,000       38,434

 Invitrogen *                                          950,000       65,740

 Kinetic Concepts *                                    1,700,000     101,405

 Varian Medical Systems *                              1,000,000     34,280

 Waters Corporation *                                  1,400,000     50,106

                                                                     457,615

 Health Care Providers & Services  6.3%
 AmerisourceBergen                                     1,000,000     57,290

 Community Health System *                             2,300,000     80,293

 Coventry Health Care *                                1,000,000     68,140

 Davita *                                              1,000,000     41,850

 Health Management                                     4,500,000     117,810

 Laboratory Corporation of America *                   2,700,000     130,140

 Manor Care                                            4,000,000     145,440

 Omnicare                                              5,000,000     177,250

                                                                     818,213

 Pharmaceuticals  3.5%
 Andrx *                                               2,352,100     53,322

 Barr Pharmaceuticals *                                2,500,000     122,075

 Elan ADR *                                            3,400,000     11,016

 IVAX *                                                6,250,000     123,562

 Sepracor *                                            650,000       37,317

 Taro Pharmaceuticals *                                1,204,200     38,005

 Valeant Pharmaceuticals                               3,200,000     72,064

                                                                     457,361

 Total Health Care                                                   2,387,079

 INDUSTRIALS & BUSINESS SERVICES  14.8%
 Aerospace & Defense  3.4%
 Alliant Techsystems *+                                2,250,000     160,762

 Goodrich                                              1,750,000     67,008

 Precision Castparts                                   100,000       7,701

 Rockwell Collins                                      4,200,000     199,878

                                                                     435,349

 Air Freight & Logistics  0.8%
 C.H. Robinson Worldwide                               1,350,000     69,565

 Expeditors International of Washington                600,000       32,130

                                                                     101,695

 Airlines  1.1%
 JetBlue Airways *                                     3,100,000     59,024

 Southwest Airlines                                    6,250,000     89,000

                                                                     148,024

 Building Products  0.9%
 American Standard                                     2,400,000     111,552

                                                                     111,552

 Commercial Services & Supplies  3.8%
 Apollo Group, Class A *                               650,000       48,139

 ChoicePoint *                                         4,000,000     160,440

 Education Management *                                2,400,000     67,080

 Manpower                                              3,000,000     130,560

 Robert Half International                             2,200,000     59,312

 Viad +                                                1,250,000     33,625

                                                                     499,156

 Industrial Conglomerates  2.0%
 Roper Industries +                                    2,700,000     176,850

 Teleflex                                              1,600,000     81,888

                                                                     258,738

 Machinery  2.7%
 Danaher                                               1,900,000     101,479

 ITT Industries                                        1,300,000     117,312

 Oshkosh Truck                                         1,600,000     131,184

                                                                     349,975

 Trading Companies & Distributors  0.1%
 MSC Industrial Direct, Class A                        550,000       16,808

                                                                     16,808

 Total Industrials & Business Services                               1,921,297

 INFORMATION TECHNOLOGY  25.1%
 Communications Equipment  2.9%
 ADTRAN +                                              4,000,000     70,560

 Comverse Technology *                                 2,000,000     50,440

 Harris                                                5,450,000     177,943

 Juniper Networks *                                    2,200,000     48,532

 Research In Motion *                                  350,000       26,747

                                                                     374,222

 Computers & Peripherals  0.7%
 Diebold                                               1,700,000     93,245

                                                                     93,245

 Electronic Equipment & Instruments  3.4%
 CDW                                                   1,750,000     99,190

 Dolby Laboratories, Class A *+                        2,500,000     58,750

 Flextronics *                                         7,500,000     90,300

 FLIR Systems *                                        2,550,000     77,265

 Jabil Circuit *                                       4,000,000     114,080

                                                                     439,585

 Internet Software & Services  2.5%
 CNET Networks *                                       6,000,000     56,640

 IAC/InterActiveCorp *                                 2,000,000     44,540

 Monster Worldwide *                                   3,000,000     84,150

 VeriSign *                                            5,000,000     143,500

                                                                     328,830

 IT Services  6.2%
 CACI International, Class A *+                        1,600,000     88,368

 Certegy +                                             3,900,000     135,018

 Checkfree *                                           2,000,000     81,520

 DST Systems *                                         2,900,000     133,922

 Fiserv *                                              1,700,000     67,660

 Global Payments                                       1,500,000     96,735

 Hewitt Associates, Class A *                          1,148,233     30,543

 Iron Mountain *                                       3,900,000     112,476

 SunGard Data Systems *                                1,800,000     62,100

                                                                     808,342

 Semiconductor & Semiconductor Equipment  4.3%
 AMIS Holdings *                                       2,900,000     32,741

 Integrated Circuit Systems *                          2,500,000     47,800

 Intersil Holding, Class A                             5,500,000     95,260

 Microchip Technology                                  4,000,000     104,040

 Novellus Systems *                                    3,500,000     93,555

 PMC-Sierra *                                          4,250,000     37,400

 Semtech *                                             2,300,000     41,101

 Xilinx                                                3,600,000     105,228

                                                                     557,125

 Software  5.1%
 Activision *                                          3,200,000     47,360

 Adobe Systems                                         1,000,000     67,170

 Cadence Design Systems *                              7,250,000     108,387

 Intuit *                                              800,000       35,016

 Jack Henry & Associates                               2,600,000     46,774

 Macromedia *                                          750,000       25,125

 McAfee *                                              4,700,000     106,032

 Mercury Interactive *                                 1,700,000     80,546

 NAVTEQ *                                              2,402,400     104,144

 Red Hat *                                             3,750,000     40,913

                                                                     661,467

 Total Information Technology                                        3,262,816

 MATERIALS  1.8%
 Chemicals  0.8%
 Potash Corp./Saskatchewan                             1,250,000     109,388

                                                                     109,388

 Metals & Mining  1.0%
 Newmont Mining                                        2,000,000     84,500

 Nucor                                                 800,000       46,048

                                                                     130,548

 Total Materials                                                     239,936

 TELECOMMUNICATION SERVICES  2.4%
 Diversified Telecommunication Services  0.7%
 Telus (CAD)                                           2,600,000     83,589

                                                                     83,589

 Wireless Telecommunication Services  1.7%
 Crown Castle International *                          6,300,000     101,178

 Nextel Partners, Class A *                            5,600,000     122,976

                                                                     224,154

 Total Telecommunication Services                                    307,743

 Total Common Stocks (Cost  $9,012,425)                              12,316,517

 SHORT-TERM INVESTMENTS  5.5%
 Money Market Fund  5.5%
 T. Rowe Price Government Reserve Investment Fund,     717,133,096   717,133
2.56% #+
 Total Short-Term Investments (Cost  $717,133)                       717,133

 Total Investments in Securities
 100.1% of Net Assets (Cost $9,729,558)                          $   13,033,650


 (1) Denominated in U.S. dollars unless otherwise noted
  #  Seven-day yield
  *  Non-income producing
  * Valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.
 ADR  American Depository Receipts
 CAD  Canadian dollar


 +Affiliated Companies
 ($ 000s)
 The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

                              Purchase  Sales  Investment      Value
 Affiliate                    Cost      Cost   Income    12/31/04  3/31/05

 ADTRAN                       $37,955  $  -     $320    $70,560     $ *
 Alliant Techsystems          -           -       -      160,762     147,105
 CACI International           21,770      -       -      88,368       *
 Certegy                      7,009       -      195     135,018     131,461
 Citadel Broadcasting         -           -       -      109,840     129,440
 Cott                         8,425       -       -      90,863       *
 Dolby Laboratories           57,735      -       -      58,750       -
 Fairmont Hotels              -           -       -      132,560     138,560
 Moneygram
 International                -           -      43      81,227       *
 Roper Industries             -           -      287     176,850     164,079
 Viad                         -           -      50      33,625      35,612
 Waddell & Reed
 Financial                    -           -      634     83,402      100,935
 T. Rowe Price
 Government Reserve
 Investment Fund              **          **     3,816   717,133     564,709
 Totals                                         $5,345 $1,938,958  $1,411,901


 * The issuer was not considered an affiliated company at December 31, 2004. **Purchase and sale information not shown for cash management funds.


 ++Restricted Securities
 Amounts in (000s)

 The fund may invest in securities that cannot be offered for public without resale first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A issues) at period-end amounts to $59,990 and represents 0.5% of net assets.

                  Acquisition               Acquisition
 Description      Date                      Cost

 TRW            3/8/05                      $63,863
 Totals                                     $63,863


 The fund has registration rights for certain restricted securities held as March 31, 2005. Any costs related to such registration are borne by the of issuer.


 The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Mid-Cap Growth Fund
Unaudited
March 31, 2005

 Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Mid-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.


NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2005, the cost of investments for federal income tax purposes was $9,729,558,000. Net unrealized gain aggregated $3,304,091,000 at period-end, of which $3,745,624,000 related to appreciated investments and $441,533,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2005.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees.



Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.



                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Mid-Cap Growth Fund, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     May 18, 2005